Property and equipment, net	6 Months Ended
Sep. 30, 2022
Property and equipment, net
Property and equipment, net

11.Property and equipment, net

Property and equipment consisted of the following:

	As of
	September 30, 2022	March 31, 2022
Server hardware	$19,406,241	$21,703,857
Vehicles	205,136	229,424
	19,611,377	21,933,281
Less: accumulated depreciation	(12,000,901)	(11,234,271)
Property and equipment, net	$7,610,476	$10,699,010

During the six month periods ended September 30, 2022 and 2021, the Group had no impaired or pledged property and equipment.

Additions to property and equipment for the six month periods ended September 30, 2022 and 2021 were nil and $653,189, respectively. Disposals of property and equipment for the six months ended September 30, 2022 and 2021 were nil and $58,797.

Depreciation expenses were $2,045,964 and $ 2,051,081 for the six months periods ended September 30, 2022 and 2021, respectively.